Related Party Transactions - Due To And Due From Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Due from related parties	$ 14	$ 40
Due to related parties	$ 229	$ 47